Schedule of Investments

January 31, 2021 (Unaudited)

Schedule of Investments LSV U.S. Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (99.6%)
Aerospace & Defense (1.3%)
Huntington Ingalls Industries	1,400	$220
Lockheed Martin	700	225
Northrop Grumman	1,100	316

		761

Agricultural Products (0.4%)
Ingredion	2,700	204

Asset Management & Custody Banks (1.1%)
Bank of New York Mellon	15,500	617

Automotive (0.8%)
Toyota Motor ADR	3,100	436

Automotive Retail (1.8%)
AutoZone*	900	1,007

Banks (3.4%)
Bank of Montreal	4,100	305
Bank of Nova Scotia	4,500	240
Canadian Imperial Bank of Commerce	4,500	384
JPMorgan Chase	4,400	565
US Bancorp	10,400	446

		1,940

Biotechnology (3.5%)
Alexion Pharmaceuticals*	1,500	230
Amgen	4,000	965
Gilead Sciences	9,200	604
Regeneron Pharmaceuticals*	300	151

		1,950

Building Products (0.1%)
Carrier Global	2,100	81

Cable & Satellite (0.4%)
Cogeco Communications	2,900	247

Commercial Services (2.4%)
CSG Systems International	9,600	414
Western Union	43,000	957

		1,371

Computers & Peripherals (1.0%)
Canon ADR	26,300	581

Computers & Services (5.8%)
eBay	20,200	1,142
Oracle	29,700	1,794

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Computers & Services (continued)
Seagate Technology	5,400	$357

		3,293

Consumer Staples (1.1%)
Kimberly-Clark	4,500	594

Diversified REITs (0.4%)
VEREIT	6,840	241

Drug Retail (0.6%)
Walgreens Boots Alliance	6,500	327

Electric Utilities (1.5%)
Evergy	15,500	833

Electrical Services (4.7%)
Entergy	8,100	772
Exelon	29,400	1,222
PPL	12,600	349
Public Service Enterprise Group	5,300	299

		2,642

Environmental & Facilities Services (2.0%)
Republic Services, Cl A	6,300	570
Waste Management	5,100	568

		1,138

Food, Beverage & Tobacco (7.0%)
Altria Group	18,200	748
Conagra Brands	9,300	322
General Mills	17,300	1,004
JM Smucker	8,600	1,001
Kellogg	4,800	283
Tyson Foods, Cl A	9,700	624

		3,982

Gas/Natural Gas (0.5%)
National Fuel Gas	6,600	266

General Merchandise Stores (4.8%)
Canadian Tire, Cl A	4,000	519
Target	12,200	2,210

		2,729

Gold (0.8%)
Newmont	7,500	447

Health Care Facilities (1.1%)
HCA Holdings	1,500	244
Universal Health Services, Cl B	3,000	374

		618

Schedule of Investments

January 31, 2021 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Health Care Services (1.1%)
CVS Health	4,540	$325
Quest Diagnostics	2,300	297

		622

Homebuilding (0.6%)
DR Horton	4,700	361

Industrial Machinery (1.0%)
Otis Worldwide	1,050	68
Snap-on	2,700	486

		554

Insurance (6.4%)
Aflac	7,800	352
Allstate	10,100	1,083
American Financial Group	4,700	442
Berkshire Hathaway, Cl B*	5,500	1,253
Loblaw	10,100	488

		3,618

IT Consulting & Other Services (5.5%)
Amdocs	22,900	1,618
CACI International, Cl A*	1,800	434
International Business Machines	8,700	1,036

		3,088

Machinery (1.9%)
Allison Transmission Holdings	13,000	529
Cummins	2,400	563

		1,092

Media & Entertainment (2.5%)
Comcast, Cl A	28,900	1,433

Metal & Glass Containers (0.5%)
Berry Global Group*	5,900	291

Mortgage REITs (0.7%)
Annaly Capital Management	48,200	391

Office Equipment (0.7%)
3M	2,200	386

Office REITs (1.0%)
Brandywine Realty Trust	27,900	307
Piedmont Office Realty Trust, Cl A	18,200	280

		587

Packaged Foods & Meats (0.8%)
Kraft Heinz	13,500	452

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Paper Packaging (1.0%)
Sealed Air	7,200	$305
Sonoco Products	4,700	272

		577

Petroleum & Fuel Products (1.0%)
Phillips 66	8,100	549

Pharmaceuticals (10.3%)
Bristol-Myers Squibb	9,600	590
GlaxoSmithKline ADR	14,900	555
Johnson & Johnson	10,600	1,728
Merck	19,930	1,536
Pfizer	29,700	1,066
Sanofi ADR	6,200	293
Viatris, Cl W*	3,685	63

		5,831

Retail (2.7%)
Kroger	27,600	952
Walmart	4,200	590

		1,542

Semi-Conductors/Instruments (3.0%)
Intel	30,300	1,682

Specialized REITs (0.8%)
Iron Mountain	12,700	428

Telephones & Telecommunications (11.1%)
AT&T	44,500	1,274
Cisco Systems	32,200	1,435
F5 Networks*	2,800	549
Juniper Networks	17,300	422
Nippon Telegraph & Telephone ADR	30,100	755
TELUS	14,200	293
Verizon Communications	28,400	1,556

		6,284

Wireless Telecommunication Services (0.5%)
SK Telecom ADR	12,700	307

TOTAL U.S. COMMON STOCK (Cost $51,105)		56,380

Schedule of Investments

January 31, 2021 (Unaudited)

LSV U.S. Managed Volatility Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.2%)
South Street Securities 0.020%, dated 01/29/21, to be repurchased on 02/01/21, repurchase price $147 (collateralized by various U.S. Treasury obligations, ranging in par value $20 - $105, 0.125% - 0.375%, 04/15/21 - 01/15/27; total market value $150)	$147	$147

TOTAL REPURCHASE AGREEMENT (Cost $147)		147

Total Investments – 99.8% (Cost $51,252)		$56,527

Percentages are based on Net Assets of $56,619 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$56,380	$—	$—	$56,380
Repurchase Agreement	—	147	—	147

Total Investments in Securities	$56,380	$147	$—	$56,527

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-007-1400

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